Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Reconciliation of net loss to net cash provided by operating activities
Net loss	$ (56,134)	$ (25,429)	$ (5,773)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation, depletion and amortization	50,942	51,674	45,917
Intangible asset impairment	4,704	1,100
Loss (gain) on disposals of property, equipment and software	323	808	(600)
Non-cash payment-in-kind interest accretion	23,348
Amortization and write-off of debt issuance costs	10,060	4,751	6,568
Deferred income taxes	(41,547)	(16,411)	(868)
Bad debt expense	1,035	2,196	985
Changes in assets and liabilities:
Accounts receivable	23,535	(11,665)	(8,270)
Inventories	4,643	(2,773)	(2,208)
Other assets	(1,359)	3,047	3,179
Accounts payable	(5,617)	11,684	2,724
Other liabilities	6,097	715	5,849
Net cash provided by operating activities	20,030	19,697	47,503
Cash flows from investing activities
Capital expenditures	(42,394)	(35,392)	(31,777)
Capitalized software	(23)	(8,562)	(929)
Proceeds from sale of property and equipment	304	2,716	2,240
Change in cash value of life insurance	(3,333)	2,825	(962)
Change in restricted cash	199	(8,435)	(87)
Other investing activities			(34)
Net cash used in investing activities	(45,247)	(46,848)	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	224,729	145,477	100,164
Repayment of revolving credit	(298,361)	(98,500)	(121,065)
Proceeds from issuance of long-term debt	268,641	12,398	250,000
Repayment of long-term debt	(155,202)	(29,133)	(219,180)
Payments on capital leases	(4,943)	(5,329)	(5,009)
Debt issuance costs	(14,062)	(1,663)	(9,967)
Distribution to noncontrolling interest	(1,083)	(1,096)	(1,641)
Net cash provided by (used in) financing activities	19,719	22,154	(6,698)
Net (decrease) increase in cash and cash equivalents	(5,498)	(4,997)	9,256
Cash and cash equivalents
Beginning of period	15,032	20,029	10,773
End of period	$ 9,534	$ 15,032	$ 20,029